Schedule II Valuation And Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Provision for Uncollectible Accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	$ 1,160.0	$ 1,084.0	$ 1,136.0
Additions	7,644.0	6,156.0	5,902.0
Deductions	7,537.0	6,080.0	5,954.0
Balance at End of Period	1,267.0	1,160.0	1,084.0
Valuation Allowance For Deferred Tax Assets [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning of Period	13,721.0	12,349.0	6,702.0
Additions	5,179.0	2,159.0	6,747.0
Deductions		787.0	1,100.0
Balance at End of Period	$ 18,900.0	$ 13,721.0	$ 12,349.0